Financial and capital risk management (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Assets	$ 572	$ 414
Liabilities	142	94
Not Designated As Hedging Instruments [Member]
IfrsStatementLineItems [Line Items]
Assets	1,035	617
Liabilities	320	146
Not Designated As Hedging Instruments [Member] | Foreign Exchange And Interest Rate Risk [Member]
IfrsStatementLineItems [Line Items]
Assets	918	588
Liabilities	181	133
Not Designated As Hedging Instruments [Member] | Commodity price risk [member]
IfrsStatementLineItems [Line Items]
Assets	117	29
Liabilities	137	$ 13
Not Designated As Hedging Instruments [Member] | Embedded Derivatives Risk [Member]
IfrsStatementLineItems [Line Items]
Liabilities	$ 2